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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      420 Boylston St. 5th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number:    28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum            Boston, MA          8/4/08
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in] this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   48
                                        --------------------

Form 13F Information Table Value Total: $            104,224
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                TOTAL
                                                     VALUE      SHARES/                   INVSTMNT OTHER           VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT   SH/PRN PUT/CALL DSCRETIN MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Acergy ADR                  ADR           00443E104  $ 5,270      236,730 SH               SOLE    N/A        236,730
Acme United Corp            COM           004816104  $ 2,212      159,225 SH               SOLE    N/A        159,225
ADDvantage Technologies     COM           006743306    $ 545      178,527 SH               SOLE    N/A        178,527
Group Inc
Alesco Financial Inc        COM           014485106  $ 1,266      632,975 SH               SOLE    N/A        632,975
Angelica Corp               COM           034663104  $ 3,824      179,805 SH               SOLE    N/A        179,805
Boots & Coots International COM           099469504  $ 7,809    3,281,300 SH               SOLE    N/A      3,281,300
Well Control, Inc
Baldwin Technology Co Inc   CL A          058264102    $ 853      361,522 SH               SOLE    N/A        361,522
Bolt Technology Corp        COM           097698104    $ 900       39,877 SH               SOLE    N/A         39,877
CCA Industries Inc          COM           124867102    $ 916      109,650 SH               SOLE    N/A        109,650
Charming Shoppers Ord Shs   COM           161133103  $ 2,692      586,516 SH               SOLE    N/A        586,516
Concord Camera Corp         COM           206156200  $ 1,031      287,900 SH               SOLE    N/A        287,900
CryptoLogic Ltd             SHS           G3159C109  $ 1,651      115,000 SH               SOLE    N/A        115,000
Cycle Country Accessories   COM           232984104    $ 604      328,280 SH               SOLE    N/A        328,280
Corp
DSW Inc                     CL A          23334L102  $ 3,357      285,000 SH               SOLE    N/A        285,000
Dawson Geophysical Co       COM           239359102  $ 1,189       20,000 SH               SOLE    N/A         20,000
DG FastChannel Inc          COM           23326R109  $ 3,837      222,452 SH               SOLE    N/A        222,452
Diamond Management &        COM           25269L106  $ 1,862      357,470 SH               SOLE    N/A        357,470
Technology Consultants Inc
Dress Barn Inc              COM           261570105  $ 3,959      295,900 SH               SOLE    N/A        295,900
HearUSA Inc                 COM           422360305  $ 1,384      843,714 SH               SOLE    N/A        843,714
Edac Technologies Corp      COM           279285100  $ 2,492      378,698 SH               SOLE    N/A        378,698
Escalade Inc                COM           296056104     $ 60       11,100 SH               SOLE    N/A         11,100
Foot Locker Inc             COM           344849104  $ 3,399      273,000 SH               SOLE    N/A        273,000
Global-Tech Appliances Inc  ORD           G39320109    $ 757      213,235 SH               SOLE    N/A        213,235
GenVec Inc                  COM           37246C109  $ 1,399      971,241 SH               SOLE    N/A        971,241
Hawk Corp                   CL A          420089104  $ 1,771       95,200 SH               SOLE    N/A         95,200
Innovative Solutions and    COM           45769N105  $ 1,848      286,499 SH               SOLE    N/A        286,499
Support Inc
Ion Geophysical Corp        COM           462044108    $ 290       16,600 SH               SOLE    N/A         16,600
John B San Filippo & Son    COM           800422107  $ 1,623      186,792 SH               SOLE    N/A        186,792
Learning Tree International COM           522015106  $ 6,175      361,108 SH               SOLE    N/A        361,108
Inc
Mitcham Industries Inc      COM           606501104  $ 5,417      317,173 SH               SOLE    N/A        317,173
Nashua Corp                 COM           631226107  $ 1,530      152,971 SH               SOLE    N/A        152,971
Point 360                   COM           730507100    $ 599      399,225 SH               SOLE    N/A        399,225
NewMarket Corp              COM           651587107  $ 3,013       45,500 SH               SOLE    N/A         45,500
Ocwen Financial Corp        COM           675746309  $ 7,994    1,719,100 SH               SOLE    N/A      1,719,100
Orange 21 Inc               COM           685317109  $ 1,089      349,030 SH               SOLE    N/A        349,030
Origen Financial Ord Shs    COM           686275908  $ 1,622    1,088,900 SH               SOLE    N/A      1,088,900
PDI Inc                     COM           69329V100  $ 3,055      350,789 SH               SOLE    N/A        350,789
Phoenix Footwear Group Inc  COM           71903M100    $ 631      399,300 SH               SOLE    N/A        399,300
Pricesmart Inc              COM           741511109  $ 2,332      117,919 SH               SOLE    N/A        117,919
Quanta Capital Holdings Ltd SHS           G7313F106  $ 2,025      767,001 SH               SOLE    N/A        767,001
Redhook Ale Brewery Inc     COM           757473103  $ 1,213      263,099 SH               SOLE    N/A        263,099
SM&A                        COM           78465D105    $ 587      123,374 SH               SOLE    N/A        123,374
Steak n Shake Company       COM           857873103  $ 1,503      237,500 SH               SOLE    N/A        237,500
TechTeam Global Inc         COM           878311109  $ 3,384      316,259 SH               SOLE    N/A        316,259
Technology Solutions Co     COM           87872T207    $ 378       81,067 SH               SOLE    N/A         81,067
Tronox Ord Shs              CL A          897051108  $ 1,004      317,700 SH               SOLE    N/A        317,700
Tronox B Ord Shs            COM CL B      897051207    $ 647      214,156 SH               SOLE    N/A        214,156
United Capital Corp         COM           909912107  $ 1,225       63,800 SH               SOLE    N/A         63,800

                                           TOTAL   $ 104,224

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